As filed with the Securities and Exchange Commission on January 27, 2012

1933 Act Registration No. 333-171933
1940 Act Registration No.   811-22523

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 8	[X]
and/or
Registration Statement Under the Investment Company Act of1940	[ ]
Amendment No. 9	[X]

Destra Investment Trust II
(Exact name of registrant as specified in charter)

901 Warrenville Road, Suite 15
Lisle, Illinois 60532
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (630) 241-4200

Copy to:
Nicholas Dalmaso	Morrison Warren, Esq.
Destra Investment Trust II	Chapman and Cutler LLP
901 Warrenville Road, Suite 15	111 West Monroe Street
Lisle, Illinois 60532	Chicago, Illinois 60603

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)
[X] on February 26, 2012 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 7, as it relates to the Destra Global Secured Floating Rate & Income Fund, until February 26, 2012. Parts A and B of the Registrant’s Post-Effective Amendment No. 2 under the Securities Act of 1933 as it relates to the Destra Global Secured Floating Rate & Income Fund, filed on July 22, 2011, are incorporated by reference herein.

Part C - Other Information

Signatures

Index of Exhibits

Exhibits

PART C - OTHER INFORMATION

ITEM 28.                      EXHIBITS
(a)	Declaration of Trust of the Registrant.(1)
(b)	By-Laws of the Registrant.(1)
(c)	Amended and Restated Designation of Series of Shares of Beneficial Interest.(2)
(d)(1)	Form of Investment Advisory and Management Agreement between Registrant and
Destra Advisors LLC, now known as Destra Capital Advisors LLC.(2)
(d)(2)	Form of Investment Sub-Advisory Agreement between Destra Advisors LLC, now known as Destra Capital Advisors LLC, and Flaherty and Crumrine Incorporated.(2)
(d)(3)	Form of Investment Sub-Advisory Agreement between Destra Advisors LLC, now known as Destra Capital Advisors LLC, and WestEnd Advisors LLC.(2)
(e)	Form of Distribution Agreement between Registrant and Destra Investments LLC, now known as Destra Capital Investments LLC.(2)
(f)	Not Applicable.
(g)(1)	Joinder Agreement to Custody Services Agreement between Registrant and The Bank of New York Mellon.(2)
(g)(2)	Joinder Agreement to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon.(2)
(h)(1)	Joinder Agreement to Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc.(2)
(h)(2)	Form of Expense Reimbursement, Fee Waiver and Recovery Agreement between Registrant and Destra Advisors LLC, now known as Destra Capital Advisors LLC.(2)
(h)(3)	Joinder Agreement to Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon.(2)
(i)(1)	Opinion and Consent of Bingham McCutchen LLP.(4)
(i)(2)	Opinion and Consent of Chapman and Cutler LLP.(4)
(j)	Not Applicable.
(k)	Not Applicable.
(l)	Form of Subscription Agreement.(2)
(m)	Distribution and Shareholder Servicing Plan.(3)
(n)	Form of Multi-Class Plan.(2)
(o)	Not Applicable.
(p)	Code of Ethics.(2)
(z)	Powers of Attorney for Messrs. Dalmaso, Fitzgerald and Holland and Ms. Ferguson. (2)

---------------
(1) Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.
(2) Incorporated by reference to pre-effective amendment no. 1 filed on Form N-1A for Registrant.
(3) Incorporated by reference to post-effective amendment no. 2 filed on Form N-1A for Registrant.
(4) To be filed by amendment.

ITEM 29.                      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 30.                      INDEMNIFICATION

Section 9.5 of the Registrant's Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

ITEM 31.                      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a) Destra Capital Advisors LLC serves as investment adviser to the funds of the Registrant. Its principal address is 901 Warrenville Road, Suite 15, Lisle, Illinois 60532.  The principal executive officers of Destra Capital Advisors LLC are also directors, officers, employees or trustees of Destra Capital Investments LLC, an affiliated entity. Destra Capital Investments LLC's principal address is 901 Warrenville Road, Suite 15, Lisle, Illinois 60532.

Information as to other business, profession, vocation or employment during the past two years of the officers and directors of Destra Capital Advisors LLC is as follows:

Name and Position with Destra CapitalAdvisors LLC	Employment During Past Two Years

Nicholas Dalmaso, President, Chief Financial Officer, General Counsel, Designated Principal, Registered Agent	President, Chief Financial Officer, General Counsel and Registered Salesperson of Destra Capital Investments LLC; Member of Destra Capital Management LLC

Anne Kochevar, Senior Managing Director	Senior Managing Director, Destra Capital Management LLC and Destra Capital Investments LLC; Senior Managing Director (2002-2010), Claymore Securities, Inc.
Dominic Martellaro, Chief Executive Officer, Designated Principal, Registered Agent	Chief Executive Officer and Registered Salesperson of Destra Capital Investments LLC; Member of Destra Capital Management LLC; President and Registered Principal of Janus Distributors LLC

Richard J. Simek, Senior Managing Director	Senior Managing Director, Destra Capital Management LLC and Destra Capital Investments LLC; Director of Man Investments, Inc.

(b) Flaherty and Crumrine Incorporated serves as investment sub-adviser to the Destra Preferred and Income Securities Fund, a series of the Registrant.  Flaherty and Crumrine Incorporated’s principal address is 301 E. Colorado Blvd., Suite 720, Pasadena, California 91101.  Information as to the officers and directors of Flaherty and Crumrine Incorporated is included in its current Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

(c) WestEnd Advisors LLC serves as investment sub-adviser to the Destra Focused Equity Fund, a series of the Registrant.  WestEnd Advisors LLC’s principal address is 2 Morrocroft Centre, 4064 Colony Road, Suite 130, Charlotte, NC 28211.  Information as to the officers and directors of WestEnd Advisors LLC is included in its current Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

Item 32.	Principal Underwriter

(a) Not applicable.

(b) Positions and Offices with Underwriter.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund

Nicholas Dalmaso 901 Warrenville Road, Suite 15 Lisle, Illinois 60532	President, Chief Financial Officer, General Counsel and Registered Salesperson	Trustee and President
Anne Kochevar 901 Warrenville Road, Suite 15 Lisle, Illinois 60532	Senior Managing Director	Chief Compliance Officer
Dominic Martellaro 901 Warrenville Road, Suite 15 Lisle, Illinois 60532	Chief Executive Officer and Registered Salesperson	None
Richard J. Simek 901 Warrenville Road, Suite 15 Lisle, Illinois 60532	Senior Managing Director	Chief Financial Officer and Treasurer

(c)Not Applicable.

ITEM 33.                      LOCATION OF ACCOUNTS AND RECORDS

Destra Capital Advisors LLC, 901 Warrenville Road, Suite 15, Lisle, Illinois 60532, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

ITEM 34.                      MANAGEMENT SERVICES

Not Applicable.

ITEM 35.                       UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lisle, and State of Illinois, on the 27th day of January, 2012.

Destra Investment Trust II

By:__/s/ Nicholas Dalmaso______________
Nicholas Dalmaso
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date
/s/ Nicholas Dalmaso	Chief Executive Officer, Chairman, Secretary and Trustee		January 27, 2012
Nicholas Dalmaso

Diana S. Ferguson*	Trustee	} } } } } } }	By /s/ Nicholas Dalmaso
Nicholas Dalmaso
William M. Fitzgerald, Sr.*	Trustee		Attorney-In-Fact January 27, 2012

Louis A. Holland, Jr.*	Lead Independent Trustee and Trustee

*An original power of attorney authorizing, Nicholas Dalmaso, Steven M. Hill and Morrison C. Warren, to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.

Index of Exhibits

Exhibit Number    Exhibit